SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS ESG Core Equity Fund
DWS ESG Global Bond Fund
DWS ESG International Core Equity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Cash Investment Trust Class S
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Growth Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Tax-Exempt Portfolio
DWS Tax-Free Money Fund Class S
DWS Total Return Bond Fund
DWS Treasury Portfolio
DWS U.S. Treasury Money Fund Class S

The following changes are effective on or about October 16, 2020:
The following disclosure replaces the existing similar disclosure under the “TO PLACE ORDERS” heading under the “PURCHASE AND SALE OF FUND SHARES” section in the summary section of each fund’s prospectus.
Class S shares are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the fund’s transfer agent.
The following disclosure replaces the existing disclosure (for Class S shares only) under the “Investing in the Funds” section in each fund’s prospectus.
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Class S shares are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the fund’s transfer agent.
The following disclosure is added after the last paragraph under the “Investing in the Funds” section immediately before the “CHOOSING A SHARE CLASS” heading (or the “Class S Shares” sub-heading for DWS U.S. Treasury Money Fund Class S and DWS Tax-Free Money Fund Class S) in each fund’s prospectus.
The fund, the Distributor and the transfer agent do not provide investment advice or recommendations to existing or potential shareholders with respect to investing in the fund, including which class may be appropriate for you.
The following disclosure replaces the existing disclosure for Class S in the “Classes and features” and “Points to help you compare” table under the “CHOOSING A SHARE CLASS” heading of the ”Investing in the Funds” section of each fund’s prospectus (as applicable) :
Classes and features
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No sales charge when you buy shares and no deferred sales charge when you sell shares
Points to help you compare
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Total annual expenses are lower than those for Class A, T, C and R (as applicable)
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Distributions are generally higher than Class A, T, C and R (as applicable), and may be higher than Institutional Class, depending on relative expenses
The following replaces in its entirety the existing disclosure in the “Class S Shares” sub-heading under the “CHOOSING A SHARE CLASS” heading (as applicable) of the ”Investing in the Funds” section of each fund’s prospectus:
Class S shares have no initial sales charge, deferred sales charge or 12b-1 fees.
October 16, 2020
PROSTKR20-49

Class S shares are available through (i) fee-based programs of investment dealers that have special agreements with each fund’s distributor, (ii) certain group retirement plans, and (iii) certain registered investment advisors, or (iv) by establishing an account directly with the fund’s transfer agent.
Investors who purchase shares through a financial intermediary may be charged ongoing fees for services they provide. This includes investors who purchase Class S shares in connection with certain programs or plans, such as:
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Broker-dealers, banks and registered investment advisors (“RIAs”) in connection with a comprehensive or “wrap” fee program or other fee-based program.
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Any group retirement, employee stock, bonus, pension or profit-sharing plans.
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Plans administered as college savings plans under Section 529 of the Internal Revenue Code.
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Persons who purchase shares through a Health Savings Account or a Voluntary Employees’ Benefit Association (“VEBA”) Trust.
Class S shares may also be available on brokerage platforms of firms that have agreements with DDI to offer such shares when acting solely on an agency basis for its customers for the purchase or sale of such shares. If you transact in Class S shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to your broker. Shares of a fund are available in other share classes that have different fees and expenses.
Class S shares are also available to accounts managed by the Advisor, any advisory products offered by the Advisor or DDI and to funds-of-funds managed by the Advisor or its Affiliates.
Investment Minimum
The minimum initial investment may be waived for:
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Eligible intermediaries that have agreements with DDI to offer Class S shares in their brokerage platforms when such Class S shares are held in omnibus accounts on such brokerage platforms.
Please Retain This Supplement for Future Reference
October 16, 2020
PROSTKR20-49